Offsets	Dec. 29, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94609
Initial Filing Date	Dec. 27, 2024
Fee Offset Claimed	$ 851.01
Explanation for Claimed Amount	An aggregate fee of $851.01 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94609) on December 27, 2024 (the "December 2024 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the December 2024 Schedule TO-I filed on February 6, 2025 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the $851.01 filing fee paid in connection with the December 2024 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94609
Initial Filing Date	Mar. 27, 2025
Fee Offset Claimed	$ 38.61
Explanation for Claimed Amount	An aggregate fee of $38.61 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94609) on March 27, 2025 (the "March 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the March 2025 Schedule TO-I filed on May 1, 2025 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the $38.61 filing fee paid in connection with the March 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94609
Initial Filing Date	Jun. 26, 2025
Fee Offset Claimed	$ 20.65
Explanation for Claimed Amount	An aggregate fee of $20.65 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94609) on June 26, 2025 (the "June 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the June 2025 Schedule TO-I filed on August 5, 2025 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the $20.65 filing fee paid in connection with the June 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 4
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94609
Initial Filing Date	Sep. 26, 2025
Fee Offset Claimed	$ 73.18
Explanation for Claimed Amount	An aggregate fee of $73.18 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94609) on September 26, 2025 (the "September 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the September 2025 Schedule TO-I filed on November 6, 2025 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the $73.18 filing fee paid in connection with the June 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	AB Private Lending Fund
Form or Filing Type	SC TO
File Number	005-94609
Filing Date	Dec. 27, 2024
Fee Paid with Fee Offset Source	$ 851.01
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	AB Private Lending Fund
Form or Filing Type	SC TO
File Number	005-94609
Filing Date	Mar. 27, 2025
Fee Paid with Fee Offset Source	$ 38.61
Offset: 7
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	AB Private Lending Fund
Form or Filing Type	SC TO
File Number	005-94609
Filing Date	Jun. 26, 2025
Fee Paid with Fee Offset Source	$ 20.65
Offset: 8
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	AB Private Lending Fund
Form or Filing Type	SC TO
File Number	005-94609
Filing Date	Sep. 26, 2025
Fee Paid with Fee Offset Source	$ 73.18